Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of Warrants, Balance	49,446	59,413
Weighted Average Exercise Price, Balance	$ 5.77	$ 6.70
Weighted Average Remaining Contractual Term, Balance	5 months 23 days	8 months 12 days	2 years 3 months 25 days
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Expired	(2,000)	(9,967)
Weighted Average Exercise Price, Expired	$ 7.50	$ 7.39
Number of Warrants, Balance	47,446	49,446	59,413
Weighted Average Exercise Price, Balance	$ 5.70	$ 5.77	$ 6.70
Number of Warrants, Exercisable	47,446	49,446
Weighted Average Exercise Price, Balance	$ 5.70	$ 5.77
Weighted Average Remaining Contractual Term, Exercisable	5 months 23 days	8 months 12 days